SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—98.7%			Health Care Equipment & Supplies—8.6%
Consumer Discretionary—18.6%			Cooper Cos. , Inc. (The)	29,384 $	8,727,048
Distributors—1.9%			DexCom, Inc.[1]	70,400	10,506,496
Pool Corp.	66,014 $	13,315,024	Edwards Lifesciences Corp.[1]	33,640	7,397,772
Diversified Consumer Services—2.8%			IDEXX Laboratories, Inc.[1]	43,020	11,698,429
Bright Horizons Family Solutions, Inc.[1]	96,050	14,647,625	Masimo Corp.[1]	43,000	6,397,970
ServiceMaster Global Holdings, Inc.[1]	96,830	5,412,797	Novocure Ltd.[1]	31,590	2,362,300
		20,060,422	STERIS plc	50,240	7,259,178
			West Pharmaceutical Services, Inc.	45,910	6,510,956
Entertainment—1.5%					60,860,149
Live Nation Entertainment, Inc.[1]	167,330	11,100,672
			Health Care Technology—1.0%
Hotels, Restaurants & Leisure—4.0%			Veeva Systems, Inc. , Cl. A1	45,760	6,987,095
Chipotle Mexican Grill, Inc. , Cl. A1	13,320	11,195,060
Darden Restaurants, Inc.	54,720	6,468,998	Life Sciences Tools & Services—4.6%
Hilton Worldwide Holdings, Inc.	59,010	5,494,421	Bio-Rad Laboratories, Inc. , Cl. A1	19,100	6,355,334
Planet Fitness, Inc. , Cl. A1	91,243	5,280,233	Bio-Techne Corp.	22,040	4,312,567
		28,438,712	ICON plc[1]	69,570	10,250,444
			IQVIA Holdings, Inc.[1]	77,340	11,553,049
Interactive Media & Services—1.6%					32,471,394
IAC/InterActiveCorp[1]	51,930	11,319,182
			Industrials—20.2%
Media—1.5%			Aerospace & Defense—3.2%
Altice USA, Inc. , Cl. A1	154,546	4,432,379	HEICO Corp.	78,890	9,851,783
Cable One, Inc.	4,920	6,173,124	TransDigm Group, Inc.	25,310	13,178,158
		10,605,503			23,029,941
Specialty Retail—3.5%			Building Products—0.9%
CarMax, Inc.[1]	13,662	1,202,256	Masco Corp.	147,120	6,131,961
O'Reilly Automotive, Inc.[1]	40,990	16,334,925
Tractor Supply Co.	79,765	7,213,947	Commercial Services & Supplies—5.4%
		24,751,128	Cintas Corp.	42,850	11,488,085
			Copart, Inc.[1]	92,372	7,420,243
Textiles, Apparel & Luxury Goods—1.8%			Republic Services, Inc. , Cl. A	118,640	10,268,292
lululemon athletica, Inc.[1]	65,460	12,603,014	Waste Connections, Inc.	100,265	9,224,380
Consumer Staples—2.8%					38,401,000
Beverages—0.3%			Electrical Equipment—0.9%
Keurig Dr Pepper, Inc.	71,953	1,965,756	AMETEK, Inc.	72,870	6,690,923
Food Products—1.2%			Industrial Conglomerates—2.0%
McCormick & Co. , Inc.	56,180	8,780,934	Roper Technologies, Inc.	39,900	14,228,340
Household Products—1.3%			Machinery—2.6%
Church & Dwight Co. , Inc.	117,050	8,806,842	IDEX Corp.	79,600	13,044,848
Energy—1.0%			Woodward, Inc.	47,230	5,092,811
Oil, Gas & Consumable Fuels—1.0%					18,137,659
Cheniere Energy, Inc.[1]	56,530	3,564,782	Professional Services—4.3%
Diamondback Energy, Inc.	40,676	3,657,179	CoStar Group, Inc.[1]	24,430	14,491,876
		7,221,961	IHS Markit Ltd.[1]	135,901	9,089,059
Financials—9.7%			TransUnion	87,607	7,105,804
Capital Markets—3.4%					30,686,739
KKR & Co. , Inc. , Cl. A	155,200	4,167,120	Road & Rail—0.9%
MarketAxess Holdings, Inc.	17,240	5,646,100	Kansas City Southern	19,862	2,641,845
MSCI, Inc. , Cl. A	51,601	11,236,118	Old Dominion Freight Line, Inc.	21,960	3,732,541
Tradeweb Markets, Inc. , Cl. A	87,813	3,247,324			6,374,386
		24,296,662
			Information Technology—29.0%
Commercial Banks—0.5%			Communications Equipment—1.6%
First Republic Bank	37,970	3,671,699	Motorola Solutions, Inc.	66,460	11,325,449
Insurance—1.6%			Electronic Equipment, Instruments, & Components—3.4%
Arthur J. Gallagher & Co.	122,270	10,951,724	CDW Corp.	95,793	11,805,529
Real Estate Investment Trusts (REITs)—3.2%			Keysight Technologies, Inc.[1]	126,500	12,302,125
Alexandria Real Estate Equities, Inc.	40,390	6,221,676			24,107,654
Americold Realty Trust	98,221	3,641,052	IT Services—7.2%
SBA Communications Corp. , Cl. A	52,340	12,621,791	Black Knight, Inc.[1]	61,780	3,772,287
		22,484,519	Booz Allen Hamilton Holding Corp. ,
Real Estate Management & Development—1.0%			Cl. A	127,040	9,022,381
CBRE Group, Inc. , Cl. A1	138,290	7,330,753	EPAM Systems, Inc.[1]	24,610	4,486,895
			Euronet Worldwide, Inc.[1]	59,180	8,658,034
Health Care—14.6%			Global Payments, Inc.	65,004	10,335,636
Biotechnology—0.4%			Twilio, Inc. , Cl. A1	56,910	6,257,823
Exact Sciences Corp.[1]	32,860	2,969,558

1 INVESCO OPPENHEIMER V.I. DISCOVERY MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares	Value
IT Services (Continued)			Software (Continued)
WEX, Inc.[1]	42,555 $	8,599,089	Synopsys, Inc.[1]	119,450	$16,394,513
		51,132,145	Trade Desk, Inc. (The), Cl. A1	22,130	4,150,482
Semiconductors & Semiconductor Equipment—5.7%			Zendesk, Inc.[1]	48,126	3,507,423
Advanced Micro Devices, Inc.[1]	267,115	7,743,664			78,742,774
KLA Corp.	58,165	9,274,409	Materials—2.8%
Lam Research Corp.	41,327	9,551,083	Construction Materials—1.0%
Marvell Technology Group Ltd.	219,380	5,477,919	Martin Marietta Materials, Inc.	25,089	6,876,895
Monolithic Power Systems, Inc.	54,610	8,498,954	Containers & Packaging—1.8%
		40,546,029	Avery Dennison Corp.	29,240	3,320,787
Software—11.1%			Ball Corp.	133,140	9,693,923
ANSYS, Inc.[1]	26,880	5,950,157			13,014,710
Aspen Technology, Inc.[1]	34,840	4,288,107	Total Common Stocks (Cost $540,511,103)		700,419,308
Atlassian Corp. plc, Cl. A1	70,377	8,828,091
Coupa Software, Inc.[1]	40,920	5,302,004	Investment Company—1.2%
Datadog, Inc. , Cl. A1	16,245	550,868	Invesco Government & Agency Portfolio,
Fair Isaac Corp.[1]	23,266	7,061,696	Institutional Class, 1.83%[2] (Cost $8,378,043)	8,378,043	8,378,144
Paycom Software, Inc.[1]	23,480	4,918,825	Total Investments, at Value (Cost
RingCentral, Inc. , Cl. A1	100,271	12,600,054	$548,889,146)	99.9%	708,797,452
Splunk, Inc.[1]	44,040	5,190,554	Net Other Assets (Liabilities)	0.1	783,463
			Net Assets	100.0%	$709,580,915

Footnotes to Schedule of Investments
1. Non-income producing security.
2. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the 7-day SEC standardized yield as of September 30, 2019.

2 INVESCO OPPENHEIMER V.I. DISCOVERY MID CAP GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

Note 1-Additional Valuation Information
As of September 30, 2019, all of the securities in this Fund were based on Level1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

3 INVESCO OPPENHEIMER V.I. DISCOVERY MID CAP GROWTH FUND